Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 South San Francisco Building [Member] years	Dec. 31, 2007 South San Francisco Building [Member] years	Jun. 30, 2007 South San Francisco Building [Member] years	Apr. 30, 2008 Treasury Building [Member] years	Sep. 30, 2004 Treasury Building [Member] years	Dec. 31, 2011 Maximum [Member] Equipment And Vehicles [Member]	Dec. 31, 2011 Minimum [Member] Equipment And Vehicles [Member]
Operating Leased Assets [Line Items]
Operating leases expenses	$ 23.8	$ 27.9	$ 23.8
Operating leases, term, years				10	15	15			5	3
Operating leases, optional additional term, years					5	5	10	10
Operating subleasing agreement	2.8	2.3	0.6
Space sublet under lease agreement, square feet	25,000
Net book value of assets acquired under capital leases		1.5
Accumulated depreciation expense related to assets under capital leases		71.8
Depreciation expense related to assets under capital leases	0.3	1.4	2.1
Set off of sale and lease back transactions		31.2
Charge against termination of the leases	$ 0.1